Condensed Consolidated Statements of Stockholders' Equity Deficit - USD ($) $ in Thousands	Total	Common Stock Issued [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2014	$ 18,145		$ (51)	$ 264,689	$ (246,513)	$ 20
Balance (in shares) at Dec. 31, 2014		5	(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense for issuance of stock options	349			349
Compensation expense for issuance of restricted stock	308			308
Sale of common stock, net of expenses	8,479			8,479
Sale of common stock, net of expenses (in shares)		4
Exercise of warrants	176			176
Fair value of warrants issued classified as liability	(4,247)			(4,247)
Fair value of warrants exercised	123			123
Net income (loss)	(14,704)				(14,704)
Foreign currency translation	(28)					(28)
Balance at Dec. 31, 2015	8,601		$ (51)	269,877	(261,217)	(8)
Balance (in shares) at Dec. 31, 2015		9	(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense for issuance of stock options	161			161
Compensation expense for issuance of restricted stock	266			266
Sale of common stock, net of expenses	1,011			1,011
Sale of common stock, net of expenses (in shares)		2
Issuance of common stock and rights for payments made in shares on convertible notes payable	649			649
Issuance of common stock and rights for payments made in shares on convertible notes payable (in shares)		10
Fair value of beneficial conversion feature of convertible note	4,435			4,435
Exercise of warrants	1,372			1,372
Exercise of warrants (in shares)		3
Fair value of warrants issued classified as liability	(707)			(707)
Fair value of warrants exercised	726			726
Net income (loss)	(17,971)				(17,971)
Foreign currency translation	(33)					(33)
Balance at Dec. 31, 2016	(1,490)		$ (51)	277,790	(279,188)	(41)
Balance (in shares) at Dec. 31, 2016		24	(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense for issuance of stock options	50			50
Compensation expense for issuance of restricted stock	79	$ 0		79
Issuance of common stock and rights for payments made in shares on convertible notes payable	40,121	$ 2		40,119
Issuance of common stock and rights for payments made in shares on convertible notes payable (in shares)		227,287
Fair value of beneficial conversion feature of convertible note	4,908			4,908
Series B preferred stock dividend	(527)				(527)
Exercise of warrants	19			19
Exercise of warrants (in shares)		736
Fair value of warrants exercised	2,552			2,552
Adjustment for rounding related to Nov 2017 reverse stock split, (in shares)		93
Net income (loss)	(45,117)				(45,117)
Foreign currency translation	83					83
Balance at Dec. 31, 2017	678	$ 2	$ (51)	325,517	(324,832)	42
Balance (in shares) at Dec. 31, 2017		228,140	(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense for issuance of stock options	7			7
Compensation expense for issuance of restricted stock	14			14
Sale of common stock, net of expenses	4,252	$ 7		4,245
Sale of common stock, net of expenses (in shares)		668,855
Fair value of warrants issued	(18,306)			(18,306)
Net income (loss)	7,187				7,187
Foreign currency translation	(34)
Total comprehensive loss	(34)					(34)
Balance at Mar. 31, 2018	$ (6,202)	$ 9	$ (51)	$ 311,477	$ (317,645)	$ 8
Balance (in shares) at Mar. 31, 2018		896,995	(1)